CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions, Rp in Billions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
CURRENT ASSETS
Cash and cash equivalents	$ 1,314	Rp 18,241	Rp 17,435
Other current financial assets	40	554	1,314
Trade and other receivables	812	11,272	9,928
Contract assets	45	629	1,560
Inventories	42	585	717
Prepaid income taxes	22	310	20
Prepaid other taxes	234	3,251	3,325
Assets held for sale	3	39	340
Contract costs	38	534	924
Other current assets	396	5,502	7,280
Total Current Assets	2,946	40,917	42,843
NON-CURRENT ASSETS
Long-term investments	158	2,199	2,662
Property and equipment	11,034	153,174	142,912
Right-of-use assets	1,505	20,893
Intangible assets	464	6,446	5,032
Deferred tax assets - net	200	2,779	2,477
Contract assets	23	315
Contract costs	47	651	320
Other non-current assets	554	7,683	9,654
Total Non-current Assets	13,985	194,140	163,057
TOTAL ASSETS	16,931	235,057	205,900
CURRENT LIABILITIES
Trade and other payables	1,032	14,324	15,214
Current income tax liabilities	111	1,545	404
Other tax liabilities	136	1,886	776
Accrued expenses	919	12,761	12,769
Contract liabilities	535	7,430	5,252
Advances from customers	93	1,289	1,568
Short-term bank loans and current maturities of long-term borrowings	1,593	22,114	10,339
Total Current Liabilities	4,419	61,349	46,322
NON-CURRENT LIABILITIES
Deferred tax liabilities - net	87	1,204	1,197
Contract liabilities	58	805	652
Long service award provisions	77	1,066	852
Pension benefits and other post-employment benefit obligations	582	8,078	5,555
Long-term loans and other borrowings	3,230	44,843	33,743
Other liabilities	35	488	573
Total Non-current Liabilities	4,069	56,484	42,572
TOTAL LIABILITIES	8,488	117,833	88,894
EQUITY
Capital stock	357	4,953	4,953
Additional paid-in capital	142	1,977	1,977
Retained earnings	6,673	92,644	91,488
Other reserves	16	222	321
Net equity attributable to owners of the parent company	7,188	99,796	98,739
Non-controlling Interest	1,255	17,428	18,267
TOTAL EQUITY	8,443	117,224	117,006
TOTAL LIABILITIES AND EQUITY	$ 16,931	Rp 235,057	Rp 205,900